Other Financial Instruments and Fair Value Measurements (Details 1) - Fair value measurements recurring [Member] - USD ($) $ in Millions	Apr. 30, 2016	Apr. 30, 2015
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	$ (5,319.9)	$ (6,011.3)
Total financial instruments measured at fair value	(5,272.9)	(5,980.2)
Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	9.8	9.7
Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	37.6	37.9
Money Market Funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	1.4	0.8
Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	7.0	(21.1)
Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(8.8)	3.8
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	(4,569.0)	(4,459.0)
Total financial instruments measured at fair value	(4,544.5)	(4,461.1)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	9.8	9.7
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Money Market Funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	1.4	0.8
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	15.0	(12.4)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(1.7)	(0.2)
Significant Observable Inputs (Level 2) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	(750.9)	(1,552.3)
Total financial instruments measured at fair value	(728.4)	(1,519.1)
Significant Observable Inputs (Level 2) [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0.0	0.0
Significant Observable Inputs (Level 2) [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	37.6	37.9
Significant Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0.0	0.0
Significant Observable Inputs (Level 2) [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(8.0)	(8.7)
Significant Observable Inputs (Level 2) [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(7.1)	4.0
Significant Unobservable Inputs (Level 3) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	0.0	0.0
Total financial instruments measured at fair value	0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	$ 0.0	$ 0.0